[GREENBERG TRAURIG, LLP LETTERHEAD]

John C. Kirkland
Tel. 310.586.7786
Fax 310.586.0286
KirklandJ@gtlaw.com

April 29, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0303

Re:	Clearant, Inc. CIK 1238579 File No. 000-50309 Preliminary Proxy Statement

Gentlemen:

We are transmitting herewith a Preliminary Proxy Statement, pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, for filing by our client Clearant, Inc. (the “Company”), because the exclusion from filing preliminary proxy material does not apply to Proposal 3 contained therein.

If you have any questions or comments, please feel free to call me directly at (310) 586-7786.

Sincerely,

/s/ JOHN C. KIRKLAND

John C. Kirkland

JCK:mb

cc:	Andrew Jacobson, Esq. Clearant, Inc.